Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$893,115.03

Principal:
Principal Collections	$13,847,689.96
Prepayments in Full	$5,784,564.44
Liquidation Proceeds	$184,558.04
Recoveries	$82,825.79
Sub Total	$19,899,638.23
Collections	$20,792,753.26

Purchase Amounts:
Purchase Amounts Related to Principal	$163,564.32
Purchase Amounts Related to Interest	$800.08
Sub Total	$164,364.40

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,957,117.66

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,957,117.66
Servicing Fee	$332,399.63	$332,399.63	$0.00	$0.00	$20,624,718.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,624,718.03
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,624,718.03
Interest - Class A-3 Notes	$213,357.48	$213,357.48	$0.00	$0.00	$20,411,360.55
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$20,287,808.55
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,287,808.55
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$20,237,575.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,237,575.55
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$20,200,089.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,200,089.88
Regular Principal Payment	$18,166,113.18	$18,166,113.18	$0.00	$0.00	$2,033,976.70
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,033,976.70
Residual Released to Depositor	$0.00	$2,033,976.70	$0.00	$0.00	$0.00

Total		$20,957,117.66

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$18,166,113.18
Total					$18,166,113.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,166,113.18	$50.26	$213,357.48	$0.59	$18,379,470.66	$50.85
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$18,166,113.18	$17.26	$424,628.15	$0.40	$18,590,741.33	$17.66

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$198,472,076.13	0.5491452	$180,305,962.95	0.4988821
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$346,092,076.13	0.3287817	$327,925,962.95	0.3115242

Pool Information
Weighted Average APR	2.575%	2.582%
Weighted Average Remaining Term	34.60	33.83
Number of Receivables Outstanding	20,196	19,693
Pool Balance	$398,879,550.23	$378,794,410.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$370,496,809.52	$352,029,419.24
Pool Factor	0.3480050	0.3304816

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$26,764,991.09
Targeted Overcollateralization Amount	$50,868,447.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,868,447.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$104,763.14
(Recoveries)		37	$82,825.79
Net Loss for Current Collection Period			$21,937.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0660%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2641%
Second Prior Collection Period			0.2509%
Prior Collection Period			0.5564%
Current Collection Period			0.0677%
Four Month Average (Current and Prior Three Collection Periods)			0.2848%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		978	$4,193,269.55
(Cumulative Recoveries)			$834,140.04
Cumulative Net Loss for All Collection Periods			$3,359,129.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2931%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,287.60
Average Net Loss for Receivables that have experienced a Realized Loss			$3,434.69

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.08%	163	$4,109,818.66
61-90 Days Delinquent	0.16%	21	$588,474.59
91-120 Days Delinquent	0.02%	2	$80,346.03
Over 120 Days Delinquent	0.06%	8	$237,851.19
Total Delinquent Receivables	1.32%	194	$5,016,490.47

Repossession Inventory:
Repossessed in the Current Collection Period		4	$82,052.92
Total Repossessed Inventory		11	$294,964.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2326%
Prior Collection Period			0.1634%
Current Collection Period			0.1574%
Three Month Average			0.1845%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2394%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	April 2024
Payment Date	5/15/2024
Transaction Month	28

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	44	$977,713.65
2 Months Extended	73	$2,059,666.92
3+ Months Extended	22	$685,747.89

Total Receivables Extended	139	$3,723,128.46
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer